USAA WORLD GROWTH FUND

Fund Shares (USAWX), Institutional Shares (UIWGX),

and Class A (USWGX)

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME AND

PRINCIPAL INVESTMENT STRATEGY

This Supplement dated August 3, 2020, updates certain information contained in the Prospectus dated October 1, 2019, as Amended and Restated June 29, 2020, for the USAA World Growth Fund (the "Fund"), a series of USAA Mutual Funds Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 15935 La Cantera Parkway, San Antonio, TX 78256, or you can view, print, and download a copy of these documents at the Trust's website at usaa.com.

The Board of Trustees of the Trust has approved changes to the Fund's name and investment strategy, effective October 1, 2020. As of that date, the Fund's name will be changed to "USAA Sustainable World Fund." In addition, the Fund's investment strategy and risks will be revised to reflect the fact that the Fund's managers will utilize sustainability, responsible investing or environmental, social and governance ("ESG") criteria to enhance their fundamental, qualitative, or quantitative investment processes. ESG and sustainability data and research inform their views of investment opportunities or risk assessments. A revised prospectus reflecting these changes will be available as of October 1, 2020.

In addition, effective immediately, the following investment teams, each an investment franchise of Victory Capital Management Inc. (the "Adviser"), are hereby named as additional portfolio managers responsible for managing all or a portion of the Fund: RS Investments Value ("RS Value"), Sophus Capital, Trivalent Investments ("Trivalent"), and NewBridge Asset Management ("NewBridge"):

Portfolio Manager	Title	Tenure with the Fund

Robert J. Harris	Chief Investment Officer, RS Value	Since August 2020
Tyler Dan II, CFA	Portfolio Manager, RS Value	Since August 2020
Joseph Mainelli	Portfolio Manager, RS Value	Since August 2020
Michael Reynal	Chief Investment Officer, Sophus Capital	Since August 2020
Maria Freund	Portfolio Manager, Sophus Capital	Since August 2020
Peter S. Carpenter	Senior Portfolio Manager, Trivalent	Since August 2020
Jeffrey R. Sullivan	Senior Portfolio Manager, Trivalent	Since August 2020
Eric F. Maronak	Chief Investment Officer, NewBridge	Since August 2020
Jason E. Dahl, CFA	Senior Portfolio Manager/Analyst, NewBridge	Since August 2020
Scott R. Kefer, CFA	Senior Portfolio Manager/Analyst, NewBridge	Since August 2020
Michael B. Koskuba	Senior Portfolio Manager/Analyst, NewBridge	Since August 2020

The following disclosure supplements the section of the Prospectus titled "How are the decisions to buy and sell securities made?" on page 12 under the section entitled "More Information on the Fund's Investment Strategy":

RS Value

In evaluating investments for the Fund, RS Value conducts fundamental research to identify companies with improving returns on invested capital. RS Value's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as RS Value seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. RS Value seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise). RS Value's strategy holds a relatively few number of securities and, as a result of its investment process, its investments may be focused in one or more economic sectors from time to time, including the financials sector.

Sophus Capital

Sophus Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. Sophus monitors market and sovereign risk as part of the overall investment process.

Trivalent

Trivalent employs a bottom-up investment approach that emphasizes individual stock selection. Trivalent's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the benchmark index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend. To ensure a diversified geographic portfolio, Trivalent invests in a minimum of 10 countries. Investments may include small- to mid- and large-capitalization companies.

NewBridge

In making investment decisions for the Fund, NewBridge will invest the Fund's assets allocated to it in stocks of approximately 25-35 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of earnings growth. From time to time, NewBridge may focus its investments in companies in one or more economic sectors, including the information technology sector.

The following disclosure supplements the section of the Prospectus titled "Portfolio Managers" on page 23: RS Value

Robert J. Harris is the Chief Investment Officer of the RS Value team and has co-managed the Fund since August 2020. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.

Tyler Dann II has been a member of the RS Value team since 2014 and has co-managed the Fund since August 2020. From 2014 through 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Prior to that, he was Portfolio Manager and Senior Research Analyst with Invesco Advisers, Inc., where he served as co-Portfolio Manager for the Invesco Charter Fund, the Invesco VI Core Equity Fund and the Invesco Energy Fund. Previously, he was Senior Research Analyst at Banc of America Securities. Prior to that, Mr. Dann held various energy research positions at Credit Suisse First Boston and SBC Warburg. He is a CFA® charterholder.

Joseph Mainelli is a member of the RS Value team and has co-managed the Fund since August 2020. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.

Trivalent

Peter S. Carpenter is a Senior Portfolio Manager of Trivalent and has co-managed the Fund since August 2020. From 2007-2014, Mr. Carpenter was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Carpenter is a CFA® charterholder.

Jeffrey R. Sullivan is a Senior Portfolio Manager of Trivalent and has co-managed the Fund since August 2020. From 2007-2014, Mr. Sullivan was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Sullivan is a CFA® charterholder.

Sophus Capital

Michael Reynal is the Chief Investment Officer of Sophus Capital. He has managed a portion of the Fund since August 2020. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Mr. Reynal was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.

Maria Freund is a portfolio manager of Sophus. She has managed a portion of the Fund since August 2020. She joined Victory Capital in 2016 in connection with Victory Capital's acquisition of RS Investments. At RS Investments she was an emerging markets analyst. Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003. Ms. Freund is a CFA® charterholder.

NewBridge

Erick F. Maronak is the Chief Investment Officer of NewBridge and has been associated with Victory Capital or an affiliate since 1999. He has co-managed a portion of the Fund since August 2020.

Jason E. Dahl is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. Mr. Dahl is a CFA® charterholder. He has co-managed a portion of the Fund since August 2020.

Scott R. Kefer is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. Mr. Kefer is a CFA® charterholder. He has co-managed a portion of the Fund since August 2020.

Michael B. Koskuba is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. He has co-managed a portion of the Fund since August 2020.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA WORLD GROWTH FUND

Fund Shares (USAWX), Institutional Shares (UIWGX),

and Class A (USWGX)

Supplement Dated August 3, 2020

to the Statement of Additional Information

dated October 1, 2019,

As Supplemented June 29, 2020,

for all Funds except for USAA Growth and Tax Strategy Fund, USAA Emerging Markets Fund, USAA International Fund,

USAA Precious Metals and Minerals Fund, USAA World Growth Fund, and

USAA Government Securities Fund, which is Amended and Restated as of June 29, 2020

This Supplement updates certain information contained in the above-dated Statement of Information ("SAI") for the USAA World Growth Fund (the "Fund"). Please review this important information carefully.

Effective immediately, the following investment teams, each an investment franchise of the Victory Capital Management Inc. (the "Adviser"), are hereby named as additional portfolio managers responsible for managing all or a portion of the Fund: RS Investments Value ("RS Value"), Sophus Capital, Trivalent Investments ("Trivalent"), and NewBridge Asset Management ("NewBridge").

The following information has been added to the Portfolio Manager Disclosure section of the SAI beginning on page 89.

The following tables set forth accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2020.

RS Investments

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other			Other
	Investment	Pooled		Registered	Pooled
	Companies	Investment	Other	Investment	Investment	Other
	# of Accts	Vehicles	Accounts	Companies	Vehicles	Accounts
Name of Portfolio	Total	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
USAA World
Growth Fund
Robert J. Harris	6/$2,295	2/$93	11/$52	1/$447	--	--
Tyler Dann II	3/$1,680	--	--	1/$447	--	--
Joseph Mainelli	6/$2,295	2/$93	11/$52	1/$447	--	--

Sophus Capital

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
		Other			Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Name of Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
USAA World
Growth Fund
Michael Reynal	5/$721	5/$564	1/$808	2/$375	--	--
Maria Freund	5/$721	5/$564	1/$808	2/$375	--	--

Trivalent

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
		Other			Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Name of Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
USAA World
Growth Fund
Peter S. Carpenter	3/$788	1/$32	1/$164	2/$664	--	--

Jeffrey R. Sullivan	3/$788	1/$32	1/$164	2/$664	--	--
NewBridge Asset Management

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other			Other
	Investment	Pooled		Registered	Pooled
	Companies	Investment	Other	Investment	Investment	Other
	# of Accts	Vehicles	Accounts	Companies	Vehicles	Accounts
	Total	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Name of Portfolio	Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
USAA World
Growth Fund

Eric F. Maronak	3/$1,480	-	13/$1,059	2/$1,463	-	-
Jason E. Dahl	3/$1,480	-	13/$1,059	2/$1,463	-	-
Scott R. Kefer	3/$1,480	-	13/$1,059	2/$1,463	-	-
Michael B. Koskuba	3/$1,480	-	13/$1,059	2/$1,463	-	-

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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